Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000153405
Shareholder Report [Line Items]
Fund Name	AlphaCentric Income Opportunities Fund
Class Name	Class A Shares
Trading Symbol	IOFAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/iofix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$264	2.64%

Expenses Paid, Amount	$ 264
Expense Ratio, Percent	2.64%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 28, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 242,620,204
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 3,425,943
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$242,620,204
Number of Portfolio Holdings	83
Advisory Fee (net of waivers)	$3,425,943
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.3%
Non-Agency Residential Mortgage Backed Securities	99.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.3%
CMO	15.1%
ABS	84.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 1.349%, 07/25/36	13.4%
CIT Mortgage Loan Trust 2007-1, 5.283%, 10/25/37	9.0%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	6.0%
Seasoned Credit Risk Transfer Trust Series 2018-3, 0.941%, 08/25/57	5.0%
Citigroup Mortgage Loan Trust 2007-AHL1, 3.100%, 12/25/36	4.3%
CIT Mortgage Loan Trust 2007-1, 4.817%, 10/25/37	4.3%
Carrington Mortgage Loan Trust Series 2007-RFC1, 0.110%, 12/25/36	4.3%
RAAC Series 2007-SP3 Trust, 6.238%, 09/25/47	3.4%
Nationstar Home Equity Loan Trust 2007-B, 4.401%, 04/25/37	3.2%
First Franklin Mortgage Loan Trust 2006-FF9, 4.488%, 06/25/36	2.8%

C000153406
Shareholder Report [Line Items]
Fund Name	AlphaCentric Income Opportunities Fund
Class Name	Class C Shares
Trading Symbol	IOFCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/iofix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$339	3.39%

Expenses Paid, Amount	$ 339
Expense Ratio, Percent	3.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 28, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 242,620,204
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 3,425,943
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$242,620,204
Number of Portfolio Holdings	83
Advisory Fee (net of waivers)	$3,425,943
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.3%
Non-Agency Residential Mortgage Backed Securities	99.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.3%
CMO	15.1%
ABS	84.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 1.349%, 07/25/36	13.4%
CIT Mortgage Loan Trust 2007-1, 5.283%, 10/25/37	9.0%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	6.0%
Seasoned Credit Risk Transfer Trust Series 2018-3, 0.941%, 08/25/57	5.0%
Citigroup Mortgage Loan Trust 2007-AHL1, 3.100%, 12/25/36	4.3%
CIT Mortgage Loan Trust 2007-1, 4.817%, 10/25/37	4.3%
Carrington Mortgage Loan Trust Series 2007-RFC1, 0.110%, 12/25/36	4.3%
RAAC Series 2007-SP3 Trust, 6.238%, 09/25/47	3.4%
Nationstar Home Equity Loan Trust 2007-B, 4.401%, 04/25/37	3.2%
First Franklin Mortgage Loan Trust 2006-FF9, 4.488%, 06/25/36	2.8%

C000153407
Shareholder Report [Line Items]
Fund Name	AlphaCentric Income Opportunities Fund
Class Name	Class I Shares
Trading Symbol	IOFIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/iofix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$240	2.39%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.39%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 28, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 242,620,204
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 3,425,943
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$242,620,204
Number of Portfolio Holdings	83
Advisory Fee (net of waivers)	$3,425,943
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.3%
Non-Agency Residential Mortgage Backed Securities	99.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Money Market Funds	0.3%
CMO	15.1%
ABS	84.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2006-FRE1, 1.349%, 07/25/36	13.4%
CIT Mortgage Loan Trust 2007-1, 5.283%, 10/25/37	9.0%
Option One Mortgage Loan Trust 2007-CP1, 0.000%, 03/25/37	6.0%
Seasoned Credit Risk Transfer Trust Series 2018-3, 0.941%, 08/25/57	5.0%
Citigroup Mortgage Loan Trust 2007-AHL1, 3.100%, 12/25/36	4.3%
CIT Mortgage Loan Trust 2007-1, 4.817%, 10/25/37	4.3%
Carrington Mortgage Loan Trust Series 2007-RFC1, 0.110%, 12/25/36	4.3%
RAAC Series 2007-SP3 Trust, 6.238%, 09/25/47	3.4%
Nationstar Home Equity Loan Trust 2007-B, 4.401%, 04/25/37	3.2%
First Franklin Mortgage Loan Trust 2006-FF9, 4.488%, 06/25/36	2.8%

C000215731
Shareholder Report [Line Items]
Fund Name	AlphaCentric Life Sciences and Healthcare Fund
Class Name	Class A Shares
Trading Symbol	LYFAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/lyfix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$173	1.70%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 44,176,573
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 599,447
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,176,573
Number of Portfolio Holdings	64
Advisory Fee (net of waivers)	$599,447
Portfolio Turnover	164%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.9%
Health Care	98.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Eli Lilly & Company	9.2%
UnitedHealth Group, Inc.	8.4%
Johnson & Johnson	5.0%
AbbVie, Inc.	5.0%
AstraZeneca plc	4.2%
Merck & Company, Inc.	3.7%
Boston Scientific Corporation	3.5%
Novartis A.G.	3.2%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%

C000215729
Shareholder Report [Line Items]
Fund Name	AlphaCentric Life Sciences and Healthcare Fund
Class Name	Class C Shares
Trading Symbol	LYFCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/lyfix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$249	2.45%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 44,176,573
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 599,447
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,176,573
Number of Portfolio Holdings	64
Advisory Fee (net of waivers)	$599,447
Portfolio Turnover	164%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.9%
Health Care	98.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Eli Lilly & Company	9.2%
UnitedHealth Group, Inc.	8.4%
Johnson & Johnson	5.0%
AbbVie, Inc.	5.0%
AstraZeneca plc	4.2%
Merck & Company, Inc.	3.7%
Boston Scientific Corporation	3.5%
Novartis A.G.	3.2%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%

C000215730
Shareholder Report [Line Items]
Fund Name	AlphaCentric Life Sciences and Healthcare Fund
Class Name	Class I Shares
Trading Symbol	LYFIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/lyfix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$148	1.45%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 29, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 44,176,573
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 599,447
InvestmentCompanyPortfolioTurnover	164.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$44,176,573
Number of Portfolio Holdings	64
Advisory Fee (net of waivers)	$599,447
Portfolio Turnover	164%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.9%
Health Care	98.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Eli Lilly & Company	9.2%
UnitedHealth Group, Inc.	8.4%
Johnson & Johnson	5.0%
AbbVie, Inc.	5.0%
AstraZeneca plc	4.2%
Merck & Company, Inc.	3.7%
Boston Scientific Corporation	3.5%
Novartis A.G.	3.2%
Thermo Fisher Scientific, Inc.	3.0%
Vertex Pharmaceuticals, Inc.	2.7%

C000173003
Shareholder Report [Line Items]
Fund Name	AlphaCentric Premium Opportunity Fund
Class Name	Class A Shares
Trading Symbol	HMXAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/hmxix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$223	2.24%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,337,994
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 981,026
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,337,994
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$981,026
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	89.8%
Purchased Options	16.8%
U.S. Government & Agencies	7.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	43.5%
Purchased Options	-0.1%
Future Option	1.4%
U.S. Treasury Obligations	4.5%
Money Market	50.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	42.8%
Fidelity Investments Money Market Government Portfolio, Class I	7.9%
United States Treasury Note, 2.875%	4.5%
S&P500 Emini Option, 06/20/25 5650.0 Call	2.8%
S&P 500 Index, 01/16/26 6300.0 Put	1.1%
S&P 500 Index, 11/21/25 6200.0 Put	1.0%
S&P 500 Index, 09/19/25 6100.0 Put	0.9%
S&P500 Emini Option, 06/20/25 6150.0 Put	0.7%
S&P500 Emini Option, 05/30/25 5300.0 Put	0.6%
S&P Emini 3rd Week, 05/16/25 5300.0 Put	0.5%

C000173004
Shareholder Report [Line Items]
Fund Name	AlphaCentric Premium Opportunity Fund
Class Name	Class C Shares
Trading Symbol	HMXCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/hmxix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$296	2.99%

Expenses Paid, Amount	$ 296
Expense Ratio, Percent	2.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Sep. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,337,994
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 981,026
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,337,994
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$981,026
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	89.8%
Purchased Options	16.8%
U.S. Government & Agencies	7.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	43.5%
Purchased Options	-0.1%
Future Option	1.4%
U.S. Treasury Obligations	4.5%
Money Market	50.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	42.8%
Fidelity Investments Money Market Government Portfolio, Class I	7.9%
United States Treasury Note, 2.875%	4.5%
S&P500 Emini Option, 06/20/25 5650.0 Call	2.8%
S&P 500 Index, 01/16/26 6300.0 Put	1.1%
S&P 500 Index, 11/21/25 6200.0 Put	1.0%
S&P 500 Index, 09/19/25 6100.0 Put	0.9%
S&P500 Emini Option, 06/20/25 6150.0 Put	0.7%
S&P500 Emini Option, 05/30/25 5300.0 Put	0.6%
S&P Emini 3rd Week, 05/16/25 5300.0 Put	0.5%

C000173005
Shareholder Report [Line Items]
Fund Name	AlphaCentric Premium Opportunity Fund
Class Name	Class I Shares
Trading Symbol	HMXIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/hmxix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$198	1.99%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,337,994
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 981,026
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,337,994
Number of Portfolio Holdings	63
Advisory Fee (net of waivers)	$981,026
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	89.8%
Purchased Options	16.8%
U.S. Government & Agencies	7.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	43.5%
Purchased Options	-0.1%
Future Option	1.4%
U.S. Treasury Obligations	4.5%
Money Market	50.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	42.8%
Fidelity Investments Money Market Government Portfolio, Class I	7.9%
United States Treasury Note, 2.875%	4.5%
S&P500 Emini Option, 06/20/25 5650.0 Call	2.8%
S&P 500 Index, 01/16/26 6300.0 Put	1.1%
S&P 500 Index, 11/21/25 6200.0 Put	1.0%
S&P 500 Index, 09/19/25 6100.0 Put	0.9%
S&P500 Emini Option, 06/20/25 6150.0 Put	0.7%
S&P500 Emini Option, 05/30/25 5300.0 Put	0.6%
S&P Emini 3rd Week, 05/16/25 5300.0 Put	0.5%

C000186116
Shareholder Report [Line Items]
Fund Name	AlphaCentric Robotics and Automation Fund
Class Name	Class A Shares
Trading Symbol	GNXAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/gnxix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$174	1.76%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.76%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 12,526,071
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 26,847
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,526,071
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$26,847
Portfolio Turnover	59%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	22.3%
Common Stocks	74.3%
Exchange-Traded Funds	2.2%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-28.5%
Communications	1.2%
Specialty	2.8%
Technology	16.1%
Health Care	27.1%
Money Market Funds	30.1%
Industrials	51.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	28.6%
Stereotaxis, Inc.	8.4%
Rainbow Robotics	7.1%
Kraken Robotics, Inc.	6.4%
Keyence Corporation	6.2%
FANUC Corporation	5.4%
Rockwell Automation, Inc.	5.2%
Accuray, Inc.	5.0%
Intuitive Surgical, Inc.	5.0%
Doosan Robotics, Inc.	4.1%

C000186117
Shareholder Report [Line Items]
Fund Name	AlphaCentric Robotics and Automation Fund
Class Name	Class C Shares
Trading Symbol	GNXCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/gnxix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$247	2.51%

Expenses Paid, Amount	$ 247
Expense Ratio, Percent	2.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 12,526,071
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 26,847
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,526,071
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$26,847
Portfolio Turnover	59%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	22.3%
Common Stocks	74.3%
Exchange-Traded Funds	2.2%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-28.5%
Communications	1.2%
Specialty	2.8%
Technology	16.1%
Health Care	27.1%
Money Market Funds	30.1%
Industrials	51.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	28.6%
Stereotaxis, Inc.	8.4%
Rainbow Robotics	7.1%
Kraken Robotics, Inc.	6.4%
Keyence Corporation	6.2%
FANUC Corporation	5.4%
Rockwell Automation, Inc.	5.2%
Accuray, Inc.	5.0%
Intuitive Surgical, Inc.	5.0%
Doosan Robotics, Inc.	4.1%

C000186118
Shareholder Report [Line Items]
Fund Name	AlphaCentric Robotics and Automation Fund
Class Name	Class I Shares
Trading Symbol	GNXIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/gnxix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$150	1.51%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 12,526,071
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 26,847
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,526,071
Number of Portfolio Holdings	29
Advisory Fee (net of waivers)	$26,847
Portfolio Turnover	59%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	22.3%
Common Stocks	74.3%
Exchange-Traded Funds	2.2%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-28.5%
Communications	1.2%
Specialty	2.8%
Technology	16.1%
Health Care	27.1%
Money Market Funds	30.1%
Industrials	51.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	28.6%
Stereotaxis, Inc.	8.4%
Rainbow Robotics	7.1%
Kraken Robotics, Inc.	6.4%
Keyence Corporation	6.2%
FANUC Corporation	5.4%
Rockwell Automation, Inc.	5.2%
Accuray, Inc.	5.0%
Intuitive Surgical, Inc.	5.0%
Doosan Robotics, Inc.	4.1%

C000227117
Shareholder Report [Line Items]
Fund Name	AlphaCentric Real Income Fund
Class Name	Class A Shares
Trading Symbol	SIIAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/siiix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$179	1.74%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.74%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,030,606
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 455,804
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,030,606
Number of Portfolio Holdings	86
Advisory Fee (net of waivers)	$455,804
Portfolio Turnover	144%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	25.6%
Collateralized Mortgage Obligations	0.4%
Common Stocks	27.9%
Convertible Bonds	4.0%
Corporate Bonds	23.3%
Money Market Funds	3.8%
Preferred Stocks	7.0%
Term Loans	7.0%
U.S. Government & Agencies	1.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
CLO	0.2%
CMO	0.7%
Mbs Passthrough	1.0%
Utilities	1.1%
Technology	2.0%
ABS	3.4%
Money Market Funds	3.7%
Consumer Discretionary	5.2%
Financials	5.6%
Materials	5.9%
Industrials	6.1%
Communications	6.5%
Energy	7.3%
CMBS	20.8%
Real Estate	27.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gladstone Land Corporation	5.1%
Alpine Income Property Trust, Inc.	3.8%
First American Treasury Obligations Fund, Class X	3.7%
Builders FirstSource, Inc.	3.7%
CBL & Associates HoldCompany I, LLC	3.6%
BX Commercial Mortgage Trust 2021-SOAR, B	2.9%
Hawaiian Airlines 2013-1 Class A Pass Through	2.9%
Genworth Holdings, Inc.	2.8%
Graphic Packaging Holding Company	2.6%
Phillips 66	2.5%

C000227118
Shareholder Report [Line Items]
Fund Name	AlphaCentric Real Income Fund
Class Name	Class C Shares
Trading Symbol	SIICX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/siiix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$255	2.49%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	May 28, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,030,606
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 455,804
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,030,606
Number of Portfolio Holdings	86
Advisory Fee (net of waivers)	$455,804
Portfolio Turnover	144%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	25.6%
Collateralized Mortgage Obligations	0.4%
Common Stocks	27.9%
Convertible Bonds	4.0%
Corporate Bonds	23.3%
Money Market Funds	3.8%
Preferred Stocks	7.0%
Term Loans	7.0%
U.S. Government & Agencies	1.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
CLO	0.2%
CMO	0.7%
Mbs Passthrough	1.0%
Utilities	1.1%
Technology	2.0%
ABS	3.4%
Money Market Funds	3.7%
Consumer Discretionary	5.2%
Financials	5.6%
Materials	5.9%
Industrials	6.1%
Communications	6.5%
Energy	7.3%
CMBS	20.8%
Real Estate	27.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gladstone Land Corporation	5.1%
Alpine Income Property Trust, Inc.	3.8%
First American Treasury Obligations Fund, Class X	3.7%
Builders FirstSource, Inc.	3.7%
CBL & Associates HoldCompany I, LLC	3.6%
BX Commercial Mortgage Trust 2021-SOAR, B	2.9%
Hawaiian Airlines 2013-1 Class A Pass Through	2.9%
Genworth Holdings, Inc.	2.8%
Graphic Packaging Holding Company	2.6%
Phillips 66	2.5%

C000227116
Shareholder Report [Line Items]
Fund Name	AlphaCentric Real Income Fund
Class Name	Class I Shares
Trading Symbol	SIIIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/siiix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 49,030,606
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 455,804
InvestmentCompanyPortfolioTurnover	144.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$49,030,606
Number of Portfolio Holdings	86
Advisory Fee (net of waivers)	$455,804
Portfolio Turnover	144%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	25.6%
Collateralized Mortgage Obligations	0.4%
Common Stocks	27.9%
Convertible Bonds	4.0%
Corporate Bonds	23.3%
Money Market Funds	3.8%
Preferred Stocks	7.0%
Term Loans	7.0%
U.S. Government & Agencies	1.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
CLO	0.2%
CMO	0.7%
Mbs Passthrough	1.0%
Utilities	1.1%
Technology	2.0%
ABS	3.4%
Money Market Funds	3.7%
Consumer Discretionary	5.2%
Financials	5.6%
Materials	5.9%
Industrials	6.1%
Communications	6.5%
Energy	7.3%
CMBS	20.8%
Real Estate	27.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Gladstone Land Corporation	5.1%
Alpine Income Property Trust, Inc.	3.8%
First American Treasury Obligations Fund, Class X	3.7%
Builders FirstSource, Inc.	3.7%
CBL & Associates HoldCompany I, LLC	3.6%
BX Commercial Mortgage Trust 2021-SOAR, B	2.9%
Hawaiian Airlines 2013-1 Class A Pass Through	2.9%
Genworth Holdings, Inc.	2.8%
Graphic Packaging Holding Company	2.6%
Phillips 66	2.5%

C000213451
Shareholder Report [Line Items]
Fund Name	AlphaCentric Symmetry Strategy Fund
Class Name	Class A Shares
Trading Symbol	SYMAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/symix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$183	1.85%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 08, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 40,671,386
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 397,424
InvestmentCompanyPortfolioTurnover	299.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$40,671,386
Number of Portfolio Holdings	221
Advisory Fee (net of waivers)	$397,424
Portfolio Turnover	299%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.6%
Exchange-Traded Funds	38.4%
Money Market Funds	13.6%
Reit	0.7%
U.S. Government & Agencies	15.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	6.7%
Real Estate	0.6%
Materials	1.1%
Consumer Staples	1.4%
Health Care	2.0%
Communications	2.2%
Energy	2.3%
Technology	2.4%
Consumer Discretionary	2.7%
Industrials	4.1%
Financials	11.3%
Money Market Funds	12.7%
U.S. Treasury Obligations	14.7%
Fixed Income	16.0%
Equity	19.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	12.7%
United States Treasury Bill, 4.220%, 05/15/25	4.9%
Invesco Nasdaq 100 ETF	4.8%
Invesco QQQ Trust Series 1 ETF	4.8%
United States Treasury Bill, 4.160%, 04/29/25	3.7%
United States Treasury Bill, 4.250%, 05/29/25	3.7%
iShares 3-7 Year Treasury Bond ETF	2.5%
iShares 1-3 Year Treasury Bond ETF	2.5%
iShares 7-10 Year Treasury Bond ETF	2.5%
United States Treasury Bill, 4.190%, 05/06/25	2.4%

C000213452
Shareholder Report [Line Items]
Fund Name	AlphaCentric Symmetry Strategy Fund
Class Name	Class C Shares
Trading Symbol	SYMCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/symix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$257	2.60%

Expenses Paid, Amount	$ 257
Expense Ratio, Percent	2.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 08, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 40,671,386
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 397,424
InvestmentCompanyPortfolioTurnover	299.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$40,671,386
Number of Portfolio Holdings	221
Advisory Fee (net of waivers)	$397,424
Portfolio Turnover	299%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.6%
Exchange-Traded Funds	38.4%
Money Market Funds	13.6%
Reit	0.7%
U.S. Government & Agencies	15.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	6.7%
Real Estate	0.6%
Materials	1.1%
Consumer Staples	1.4%
Health Care	2.0%
Communications	2.2%
Energy	2.3%
Technology	2.4%
Consumer Discretionary	2.7%
Industrials	4.1%
Financials	11.3%
Money Market Funds	12.7%
U.S. Treasury Obligations	14.7%
Fixed Income	16.0%
Equity	19.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	12.7%
United States Treasury Bill, 4.220%, 05/15/25	4.9%
Invesco Nasdaq 100 ETF	4.8%
Invesco QQQ Trust Series 1 ETF	4.8%
United States Treasury Bill, 4.160%, 04/29/25	3.7%
United States Treasury Bill, 4.250%, 05/29/25	3.7%
iShares 3-7 Year Treasury Bond ETF	2.5%
iShares 1-3 Year Treasury Bond ETF	2.5%
iShares 7-10 Year Treasury Bond ETF	2.5%
United States Treasury Bill, 4.190%, 05/06/25	2.4%

C000213450
Shareholder Report [Line Items]
Fund Name	AlphaCentric Symmetry Strategy Fund
Class Name	Class I Shares
Trading Symbol	SYMIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-223-8637
Additional Information Website	https://alphacentricfunds.com/funds/symix/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$159	1.60%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 40,671,386
Holdings Count | Holding	221
Advisory Fees Paid, Amount	$ 397,424
InvestmentCompanyPortfolioTurnover	299.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$40,671,386
Number of Portfolio Holdings	221
Advisory Fee (net of waivers)	$397,424
Portfolio Turnover	299%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.6%
Exchange-Traded Funds	38.4%
Money Market Funds	13.6%
Reit	0.7%
U.S. Government & Agencies	15.7%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	6.7%
Real Estate	0.6%
Materials	1.1%
Consumer Staples	1.4%
Health Care	2.0%
Communications	2.2%
Energy	2.3%
Technology	2.4%
Consumer Discretionary	2.7%
Industrials	4.1%
Financials	11.3%
Money Market Funds	12.7%
U.S. Treasury Obligations	14.7%
Fixed Income	16.0%
Equity	19.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	12.7%
United States Treasury Bill, 4.220%, 05/15/25	4.9%
Invesco Nasdaq 100 ETF	4.8%
Invesco QQQ Trust Series 1 ETF	4.8%
United States Treasury Bill, 4.160%, 04/29/25	3.7%
United States Treasury Bill, 4.250%, 05/29/25	3.7%
iShares 3-7 Year Treasury Bond ETF	2.5%
iShares 1-3 Year Treasury Bond ETF	2.5%
iShares 7-10 Year Treasury Bond ETF	2.5%
United States Treasury Bill, 4.190%, 05/06/25	2.4%